Other Non-Current Assets - Narrative (Details)	Dec. 31, 2022 rig contract
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Delayed contracts | contract	2
Rigs billed upon completion | rig	2